Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 11 - Commitments and Contingencies

Lease commitments

The premises and facilities occupied by the Company are leased under various operating lease agreements. Furthermore, the Company has entered into several operating lease agreements for motor vehicles in Israel.

The agreements related to leases in Israel are in Israeli Shekel ("ILS") or in ILS, linked to the Israeli Consumer Price Index or to the US Dollars. The agreements related to leases in the USA are in US Dollars and the agreements related to leases in Denmark are in Danish Krone ("DKK").

The minimum future rental payments under the above leases at exchange rates in effect on December 31, 2018, are as follows:

Year ended December 31	US$ thousands
2019	1,394
2020	643
2021 and on	1,818

Of the amounts above, US$ 50 thousand in 2019, relate to related parties.

Rental expenses under the lease agreements for the years ended December 31, 2016, 2017 and 2018 were US$ 1,563 thousand, US$ 1,760 thousand and US$ 1,812 thousand, respectively.